New Standards and Interpretations Adopted in the Current Year - Additional information (Detail) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [Line Items]
Right of use assets – leased	$ 1,022	$ 1,065	$ 0
Net assets/(liabilities)		45,242	49,823
Retained earnings		$ 23,387	27,025
I F R S16 [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Lease liabilities	1,292		1,717
IFRIC 23 [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Provision for income tax	44
Lease liabilities [member]
Disclosure of initial application of standards or interpretations [Line Items]
Lease liabilities	1,248
Lease liabilities [member] | I F R S16 [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Right of use assets – leased	$ 1,067
Net assets/(liabilities)			110
Retained earnings			$ 69
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.70%